PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Machinery and equipment	$8,994,922	$3,152,265
Transportation vehicles	553,048	466,386
Electronic devices	217,118	172,923
Office furniture and equipment	73,639	94,652
Construction in progress	8,199,689	3,932,974
Building	1,713,034	1,611,858
Total property plant and equipment, at cost	19,751,450	9,431,058
Less: accumulated depreciation	(2,697,963)	(2,328,503)
Property, plant and equipment, net	$17,053,487	$7,102,555

Additions to property and equipment for the fiscal periods ended June 30, 2026 and December 31, 2025 were $9,994,813 and $5,239,108, respectively. For the six months ended June 30, 2026, the Company recognized a loss on disposal of $76,529, compared to no disposals for the six months ended June 30, 2025.

Depreciation expenses were $294,720 and $245,460 for the six months ended June 30, 2026 and 2025, respectively

The depreciation expenses included in cost of sales during the periods ended June 30, 2026 and 2025 were $202,455 and $172,495, respectively.